Fair Value Measurement - Schedule of Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member]	Dec. 31, 2025 USD ($)
Assets:
Digital Assets	$ 3,799,545,125
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Digital Assets	3,799,545,125
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Digital Assets
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Digital Assets